Condensed Interim Consolidated Statements of Loss (Unaudited) (Parenthetical)		3 Months Ended		12 Months Ended
	Oct. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Equity [Abstract]
Stockholders' equity, reverse stock split	1 for 60 ratio	60:1 reverse stock split	60:1 reverse stock split	60:1 reverse stock split